Acquisitions (Pro Forma Results of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition, Pro Forma Information [Abstract]
Total revenues	$ 283,873	$ 265,847	$ 260,029	$ 245,072	$ 241,945	$ 228,819	$ 207,984	$ 197,738	$ 1,054,821	$ 876,486	$ 780,449
Net income (loss) attributable to controlling interests and available to common stockholders	5,522	8,064	13,989	9,565	7,467	(8,408)	15,327	9,430	37,140	23,816	43,591
Net income per common share - basic	$ 0.12	$ 0.18	$ 0.31	$ 0.22	$ 0.16	$ (0.19)	$ 0.34	$ 0.21	$ 0.83	$ 0.52	$ 0.97
Net income per common share - diluted	$ 0.12	$ 0.18	$ 0.31	$ 0.21	$ 0.16	$ (0.19)	$ 0.33	$ 0.21	$ 0.82	$ 0.52	$ 0.96
Business Acquisition, Pro Forma Revenue										938,962	883,350
Business Acquisition, Pro Forma Net Income										$ 24,220	$ 42,670
Business Acquisition, Pro Forma Earnings Per Share, Basic										$ 0.53	$ 0.95
Business Acquisition, Pro Forma Earnings Per Share, Diluted										$ 0.53	$ 0.94